Offerings	Jul. 08, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Rights
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 1,000,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 138,100.00
Offering Note	The amount to be registered consists of up to $1,000,000,000 of an indeterminate amount of the securities of each identified class of securities, including such indeterminate amount of each identified class of securities as may be issued upon conversion of, or in exchange for, or upon exercise of, or pursuant to, convertible or exchangeable securities that provide for exercise or conversion into or purchase of such securities of Verano Holdings Corp. Separate consideration may or may not be received for securities that are issuable upon conversion of, or in exchange for, or upon exercise of, convertible or exchangeable securities. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the securities being registered hereunder include such indeterminate number of shares of common stock as may be issuable with respect to the securities being registered hereunder as a result of stock splits, stock dividends or similar transactions. The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D. of Form S-3 under the Securities Act.